Bank Loans	12 Months Ended
Dec. 31, 2018
Bank Loans
10.	BANK LOANS

Between 2010 and 2017, the Group entered into several revolving loan facility agreements and unsecured loan agreements with certain financial institutions, pursuant to which the Group is entitled to borrow US$ or Euro denominated loan. As of December 31, 2017, the outstanding amount of loans was equivalent to RMB336,304. The Group has fully repaid the loans as of December 31, 2018.